EQUITY (Tables)	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Schedule of Stockholders Equity

	Net Investment	Common Units - Public	Common Units - PBF	Subordinated Units - PBF	IDR	Total
Balance at December 31, 2014	$15,713	$336,369	$(167,787)	$(288,875)	—	$(104,580)
Net income attributable to Delaware City Products Pipeline and Truck Rack	1,274	—	—	—	—	1,274
Distributions from Delaware City Products Pipeline and Truck Rack	(1,012)	—	—	—	—	(1,012)
Allocation of Delaware City Products Pipeline and Truck Rack assets acquired to unitholders	(15,975)	(11,390)	27,365	—	—	—
Distributions to PBF LLC related to Delaware City Products Pipeline and Truck Rack acquisition	—	—	(112,500)	—	—	(112,500)
Quarterly distributions to unitholders (including IDRs)	—	(11,033)	(1,325)	(10,803)	(30)	(23,191)
Net income attributable to Partnership	—	17,227	1,769	17,295	—	36,291
Contributions from PBF LLC	—	—	2,164	—	—	2,164
Unit-based compensation expense	—	1,613	—	—	—	1,613
Balance at June 30, 2015	$—	$332,786	$(250,314)	$(282,383)	$(30)	$(199,941)

Distributions Made to Unitholders

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014

IDR - PBF LLC	$151	$—	$181	$—
Limited partners’ distributions:
Common – public	6,049	2,573	11,773	2,573
Common – PBF LLC	952	12	1,853	12
Subordinated – PBF LLC	5,878	2,542	11,438	2,542
Total distributions	13,030	5,127	25,245	5,127
Total cash distributions (1)	$12,852	$5,084	$24,878	$5,084
____________________
(1) Excludes phantom unit distributions which are accrued and paid upon vesting.